Consolidated Statements of Changes in Equity	CAD ($) shares	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Conversion options USD ($)	Deficit USD ($)	Cumulative translation adjustment USD ($)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2018 | shares			101,338,727
Beginning balance at Dec. 31, 2018		$ 1,492,142	$ 26,333,635			$ (26,007,407)	$ 1,165,914
Issuance of shares capital and transaction with owners (in shares) | shares	9,212,587	9,212,587
Issuance of share capital and transaction with owners		$ 6,228,906
Net loss		(3,071,332)				(3,071,332)
Other comprehensive income (loss)
Foreign currency translation adjustment		234,375					234,375
Number of shares outstanding at end of period (in shares) at Dec. 31, 2019 | shares			110,551,314
Ending balance at Dec. 31, 2019		4,884,091	$ 32,562,541	$ 0	$ 0	(29,078,739)	1,400,289
Redemption of conversion option on convertible debt instruments		1,472,520			1,472,520
Net loss		(97,351,667)				(97,351,667)
Other comprehensive income (loss)
Foreign currency translation adjustment		(4,630,873)					(4,630,873)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2020 | shares			110,551,314
Ending balance at Dec. 31, 2020	$ (95,625,929)	(95,625,929)	$ 32,562,541	0	1,472,520	(126,430,406)	(3,230,584)
Transfer from share-based compensation liability		$ 130,276,188		130,276,188
Transfer of retractable common shares from liability (in shares) | shares			17,994,857
Transfer of retractable common shares from liability (in shares) | shares	29,072,804	29,072,804	29,072,804
Share-based compensation		$ 14,930,617		14,930,617
Shares issued pursuant to exercise of stock options (in shares) | shares			1,505,110
Shares issued pursuant to exercise of stock options and warrants		1,124,940	$ 23,693,949	(22,569,009)
Issuance of shares through private placement (in shares) | shares			20,040,200
Issuance of shares through private placement		196,255,491	$ 196,255,491
Redemption of conversion option on convertible debt instruments		(1,472,520)			(1,472,520)
Issuance of shares upon business combination transaction (in shares) | shares			39,911,231
Issuance of shares upon business combination transaction		137,124,375	$ 137,124,375
Net loss		(43,325,320)				(43,325,320)
Other comprehensive income (loss)
Foreign currency translation adjustment		321,188		0	0		321,188
Number of shares outstanding at end of period (in shares) at Dec. 31, 2021 | shares			190,002,712
Ending balance at Dec. 31, 2021	$ 368,681,834	$ 368,681,834	$ 418,709,160	$ 122,637,796	$ 0	$ (169,755,726)	$ (2,909,396)